1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 93.4%

AUSTRALIA – 3.0%
Australia & New Zealand Banking Group Ltd.	91,026	$1,569,015
BHP Group Ltd.	119,347	3,147,690
Brambles Ltd.	225,545	1,906,869
CSL Ltd.	18,567	3,878,379
Incitec Pivot Ltd.	845,964	1,857,420
Rio Tinto Ltd.	39,738	2,578,525
Westpac Banking Corp.	111,833	1,880,502
TOTAL AUSTRALIA		$16,818,400

AUSTRIA – 0.0%**
OMV AG	1,832	91,040

BELGIUM – 0.8%
Ageas	8,730	481,387
bpost SA	10,893	108,554
Colruyt SA	1,360	68,046
KBC Group NV	4,469	327,915
Proximus SADP	8,580	244,463
Xior Student Housing NV	55,817	3,433,411
TOTAL BELGIUM		$4,663,776

BERMUDA – 0.4%
Hongkong Land Holdings Ltd.	203,200	1,078,577
Johnson Electric Holdings Ltd.#	671,017	1,481,702
TOTAL BERMUDA		$2,560,279

BULGARIA – 0.0%**
Petrol AD*	2,384	—

CAYMAN ISLANDS – 6.6%
Alibaba Group Holding Ltd.*	116,214	9,811,793
ASM Pacific Technology Ltd.	131,600	1,773,279
Budweiser Brewing Co. APAC Ltd.*	364,600	1,102,497
China Resources Medical Holdings Co. Ltd.	21,000	11,158
Haitian International Holdings Ltd.	666,000	1,439,896
Huazhu Group Ltd. ADR	64,723	2,232,944
Hutchison China MediTech Ltd. ADR*	95,986	2,356,456
JD.com, Inc. ADR*	40,431	1,523,844
NetEase, Inc. ADR	4,747	1,522,648
New Oriental Education & Technology Group, Inc. ADR*	29,398	3,573,327
Sands China Ltd.	488,800	2,357,144

Description	Number of Shares	Value
Shenzhou International Group Holdings Ltd.	115,600	$1,528,212
Tencent Holdings Ltd.	176,900	8,436,397
TOTAL CAYMAN ISLANDS		$37,669,595

CHINA – 1.7%
China Mobile Ltd.	182,000	1,495,978
China Pacific Insurance Group Co. Ltd.,
Class H	896,200	2,989,285
China Petroleum & Chemical Corp., Class H	2,842,000	1,496,658
Hollysys Automation Technologies Ltd.	91,280	1,360,985
Ping An Insurance Group Co. of China Ltd.,
Class H#	197,000	2,227,648
TOTAL CHINA		$9,570,554

DENMARK – 2.2%
Ambu A/S, Class B#	69,258	1,264,120
Coloplast A/S, Class B	15,454	1,948,461
Danske Bank A/S	7,860	131,209
DSV Panalpina A/S	28,178	3,059,252
Genmab A/S*	12,000	2,762,284
Novo Nordisk A/S, Class B	50,665	3,084,064
TOTAL DENMARK		$12,249,390

FINLAND – 0.8%
Kesko OYJ, Class B	3,649	246,695
Neste OYJ	72,210	2,875,259
Nokian Renkaat OYJ	8,070	216,994
Sampo OYJ, Class A	9,900	448,146
TietoEVRY OYJ	1,820	59,353
UPM-Kymmene OYJ	6,278	197,811
Valmet OYJ	12,584	272,215
TOTAL FINLAND		$4,316,473

FRANCE – 8.5%
Amundi SA	1,390	112,508
AXA SA	34,688	922,412
Beneteau SA#	120,096	1,288,081
BNP Paribas SA	18,574	985,679
Bouygues SA	15,754	622,438
Casino Guichard Perrachon SA#	2,378	96,634
CNP Assurances	14,466	260,393
Credit Agricole SA	222,253	3,002,680
Dassault Systemes SA	8,018	1,388,032
Edenred	64,350	3,475,014
Elior Group SA	124,185	1,741,094

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Engie SA	174,236	$2,999,190
Eurazeo SE	47,165	3,375,530
Eutelsat Communications SA	4,320	64,749
Hermes International	150	112,009
ID Logistics Group*	7,313	1,429,938
Ingenico Group SA	4,908	570,769
Legrand SA	4,547	363,814
L’Oreal SA	5,044	1,402,972
LVMH Moet Hennessy Louis Vuitton SA	10,143	4,417,009
Natixis SA	53,040	223,982
Neoen SA#,*	40,091	1,345,337
Peugeot SA	21,010	432,603
Publicis Groupe SA	3,100	137,421
Renault SA	5,364	209,804
Sanofi	20,655	1,991,941
Sartorius Stedim Biotech	9,305	1,668,613
Schneider Electric SE	2,520	251,312
SCOR SE	43,883	1,865,161
Societe BIC SA	700	47,253
Societe Generale SA	109,143	3,531,845
SPIE SA	59,746	1,157,378
STMicroelectronics NV	92,500	2,576,314
TOTAL SA	34,643	1,686,798
Vinci SA	2,603	288,385
Virbac SA*	8,708	2,131,586
TOTAL FRANCE		$48,176,678

GERMANY – 7.5%
Aareal Bank AG	2,300	75,322
alstria Office REIT AG	119,381	2,368,407
BASF SE	10,170	686,444
Bayer AG	18,580	1,491,153
Bayerische Motoren Werke AG	2,678	190,758
Covestro AG	6,649	280,208
CTS Eventim AG & Co. KGaA	1,740	108,200
Daimler AG	13,645	631,862
Deutsche Bank AG	300,000	2,744,695
Deutsche Lufthansa AG	19,063	290,400
Deutsche Pfandbriefbank AG	4,690	75,540
Deutsche Post AG	75,900	2,648,151
Deutsche Telekom AG	62,806	1,017,197
E.ON SE	257,000	2,912,071
Evotec SE#,*	54,854	1,470,077
Fielmann AG	35,465	2,820,677
Freenet AG	8,232	182,614
Fresenius SE & Co. KGaA	30,425	1,553,517
Hannover Rueck SE	1,570	304,842

Description	Number of Shares	Value
Hypoport AG*	3,302	$1,164,773
Infineon Technologies AG	137,879	2,962,057
Jenoptik AG	43,543	1,196,723
LEG Immobilien AG	1,380	170,210
MTU Aero Engines AG	2,815	852,568
Muenchener Rueckversicherungs AG	660	194,595
Nemetschek SE	37,411	2,537,665
New Work SE	8,477	2,772,792
RWE AG	78,100	2,707,515
SAP SE	29,969	3,902,913
Siemens AG	6,940	855,970
TUI AG	5,106	51,996
Zalando SE*	23,081	1,105,120
TOTAL GERMANY		$42,327,032

GREECE – 0.2%
JUMBO SA	55,467	1,128,101

HONG KONG – 3.5%
AIA Group Ltd.	596,800	5,913,660
BOC Hong Kong Holdings Ltd.	463,500	1,532,138
CNOOC Ltd.	1,372,000	2,053,936
Hong Kong Exchanges & Clearing Ltd.	47,800	1,570,585
Jardine Matheson Holdings Ltd.	42,300	2,357,885
Swire Properties Ltd.	825,000	2,561,137
Techtronic Industries Co. Ltd.	478,500	3,817,997
TOTAL HONG KONG		$19,807,338

INDIA – 1.1%
HDFC Bank Ltd. ADR	108,930	6,239,510

IRELAND – 2.7%
DCC PLC	26,403	2,131,827
James Hardie Industries PLC	183,805	3,912,630
Kerry Group PLC, Class A	11,591	1,481,531
Kingspan Group PLC	70,126	4,325,093
Ryanair Holdings PLC ADR*	14,990	1,298,284
UDG Healthcare PLC	211,913	2,096,094
TOTAL IRELAND		$15,245,459

ITALY – 1.9%
Assicurazioni Generali SpA	21,997	428,628
ASTM SpA	1,290	37,680
Atlantia SpA	17,010	417,395
Banca Generali SpA	3,170	100,768
Banca Mediolanum SpA	7,010	63,224
Enel SpA	440,929	3,843,291
Eni SpA	34,285	480,252
FinecoBank Banca Fineco SpA	227,876	2,666,293
Intesa Sanpaolo SpA	302,378	750,963

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value
Salvatore Ferragamo SpA#	95,534	$1,762,597
Unipol Gruppo SpA	21,650	110,234
UnipolSai Assicurazioni SpA#	65,990	176,693
TOTAL ITALY		$10,838,018

JAPAN – 21.6%
AEON Financial Service Co. Ltd.	51,600	806,124
Alps Alpine Co. Ltd.	36	646
Anritsu Corp.#	65,400	1,257,565
Ariake Japan Co. Ltd.	11,200	765,500
Aruhi Corp.	21,000	341,673
Asahi Group Holdings Ltd.	13,100	607,290
Chubu Electric Power Co., Inc.	134,900	1,832,036
COMSYS Holdings Corp.	41,400	1,197,657
Dai-ichi Life Holdings, Inc.	58,600	869,694
Daikin Industries Ltd.	17,600	2,479,969
Daiwa House Industry Co. Ltd.	32,200	1,013,733
Denka Co. Ltd.	57,100	1,542,530
Denki Kogyo Co. Ltd.	36,100	1,212,316
Eagle Industry Co. Ltd.	85,100	756,794
Ebara Corp.	32,900	907,448
Electric Power Development Co. Ltd., Class C	26,100	588,589
FCC Co. Ltd.	38,300	774,277
Fuji Electric Co. Ltd.	25,800	755,475
FUJIFILM Holdings Corp.	15,200	754,900
Fujitsu General Ltd.	28,900	646,102
Fuso Chemical Co. Ltd.	23,900	672,246
Hitachi Ltd.	57,400	2,186,223
Hitachi Metals Ltd.	80,800	1,241,849
Honda Motor Co. Ltd.	65,600	1,677,746
Inpex Corp.	149,600	1,396,392
Isetan Mitsukoshi Holdings Ltd.	78,600	613,637
ITOCHU Corp.	76,600	1,789,450
Japan Airlines Co. Ltd.	50,500	1,420,588
JFE Holdings, Inc.	38,300	453,544
JXTG Holdings, Inc.	116,000	493,369
KDDI Corp.	19,800	598,338
Kintetsu World Express, Inc.	146,400	2,334,649
Komatsu Ltd.	24,600	543,931
Konami Holdings Corp.#	40,100	1,552,970
Konica Minolta, Inc.	39,100	238,671
Kyosan Electric Manufacturing Co. Ltd.#	145,700	739,579
Lintec Corp.	48,300	1,044,079
Matsuda Sangyo Co. Ltd.	12,300	174,543
Mirait Holdings Corp.	69,300	1,034,931
Mitsubishi Corp.	50,800	1,302,291
Mitsubishi Electric Corp.	101,300	1,404,540

Description	Number of Shares	Value
Mitsubishi Gas Chemical Co., Inc.	70,900	$1,073,422
Mitsubishi UFJ Financial Group, Inc.	451,900	2,320,334
Mitsui Fudosan Co. Ltd.	93,100	2,465,801
Mitsui Mining & Smelting Co. Ltd.	37,100	874,215
Murata Manufacturing Co. Ltd.	22,500	1,273,833
Nakanishi, Inc.	34,300	611,856
NEC Networks & System Integration Corp.	46,100	1,723,051
Nexon Co. Ltd.*	84,800	1,148,441
NGK Insulators Ltd.	40,200	674,021
Nintendo Co. Ltd.	6,900	2,538,204
Nippo Corp.	68,900	1,690,420
Nippon Densetsu Kogyo Co. Ltd.	24,600	520,027
Nippon Steel Corp.	39,300	545,307
Nippon Telegraph & Telephone Corp.	91,100	2,322,780
Nitori Holdings Co. Ltd.	4,000	621,604
NSK Ltd.	69,800	582,216
NTT Data Corp.	104,700	1,470,744
NTT DOCOMO, Inc.	35,600	1,011,482
Olympus Corp.	190,400	3,076,340
ORIX Corp.	68,500	1,157,134
OSJB Holdings Corp.	326,600	805,738
Otsuka Corp.	47,600	1,856,155
Outsourcing, Inc.	77,500	701,541
Pacific Industrial Co. Ltd.	47,500	565,977
Pan Pacific International Holdings Corp.	69,800	1,126,347
Panasonic Corp.	58,800	584,355
Pilot Corp.	36,800	1,436,647
Rakuten, Inc.*	14,600	112,631
Recruit Holdings Co. Ltd.	56,900	2,217,752
Rohm Co. Ltd.	23,600	1,697,677
Ryobi Ltd.	18,400	298,005
San-A Co. Ltd.#	28,500	1,165,408
Santen Pharmaceutical Co. Ltd.	124,200	2,316,401
Seino Holdings Co. Ltd.	123,000	1,572,208
Sekisui Chemical Co. Ltd.	29,000	483,007
Seven & i Holdings Co. Ltd.	49,600	1,901,829
Shionogi & Co. Ltd.	28,500	1,695,013
Sinko Industries Ltd.	9,500	147,532
SMC Corp.	1,300	561,170
SoftBank Group Corp.	52,600	2,123,702
Sompo Holdings, Inc.	29,900	1,117,179
Sony Corp.	41,100	2,873,996
Sumitomo Corp.	59,600	886,531
Sumitomo Metal Mining Co. Ltd.	46,400	1,319,173
Sumitomo Mitsui Financial Group, Inc.	50,200	1,765,003
Sumitomo Warehouse Co Ltd. (The)	54,700	708,692
Suzuki Motor Corp.	13,700	626,854
T&D Holdings, Inc.	38,800	413,581

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Tamura Corp.	107,300	$626,683
Tatsuta Electric Wire & Cable Co. Ltd.	146,000	768,806
TDK Corp.	17,500	1,852,823
Terumo Corp.	45,100	1,623,409
THK Co. Ltd.	67,500	1,682,838
Toagosei Co. Ltd.	38,400	428,008
Tokio Marine Holdings, Inc.	23,200	1,259,325
Tokyo Tatemono Co. Ltd.#	33,000	533,194
Tokyu Fudosan Holdings Corp.	231,700	1,633,332
Toray Industries, Inc.	156,400	1,023,374
Toyo Suisan Kaisha Ltd.	24,900	1,043,208
Toyota Motor Corp.	37,700	2,621,194
Trend Micro, Inc.*	35,700	1,865,339
Tsurumi Manufacturing Co. Ltd.	45,200	748,186
West Japan Railway Co.	13,400	1,133,772
Yamato Kogyo Co. Ltd.	13,100	317,371
Z Holdings Corp.	132,400	525,885
TOTAL JAPAN		$122,491,967

JERSEY – 0.6%
Ferguson PLC	33,530	3,011,052
Man Group PLC	36,120	73,206
WPP PLC	25,710	319,666
TOTAL JERSEY		$3,403,924

LUXEMBOURG – 0.3%
APERAM SA	5,170	147,780
Aroundtown SA	13,460	127,424
Millicom International Cellular SA SDR	2,980	140,727
Samsonite International SA#	821,986	1,534,940
TOTAL LUXEMBOURG		$1,950,871

NETHERLANDS – 3.3%
ABN AMRO Bank NV	5,512	95,939
Aegon NV	85,296	345,441
Akzo Nobel NV	28,600	2,698,920
ASML Holding NV	23,383	6,562,163
ASR Nederland NV	6,947	258,493
BE Semiconductor Industries NV	5,860	248,093
IMCD NV	23,245	2,007,181
ING Groep NV	100,807	1,094,486
Koninklijke Ahold Delhaize NV	6,420	157,557
Koninklijke Philips NV	57,800	2,647,101
Koninklijke Volkerwessels NV	3,740	90,684
NN Group NV#	11,619	403,280
Randstad NV	2,780	159,673
Unilever NV	29,592	1,726,764
TOTAL NETHERLANDS		$18,495,775

Description	Number of Shares	Value

NORWAY – 0.9%
DNB ASA	22,680	$396,505
Equinor ASA	11,840	213,683
Gjensidige Forsikring ASA	3,760	81,946
Mowi ASA	10,052	239,758
Telenor ASA	20,730	374,613
TGS Nopec Geophysical Co. ASA	56,225	1,429,117
Tomra Systems ASA	74,901	2,204,702
TOTAL NORWAY		$4,940,324

PHILIPPINES – 0.3%
Ayala Land, Inc.	1,838,600	1,496,616

SINGAPORE – 0.7%
Jardine Cycle & Carriage Ltd.	51,700	1,099,263
Oversea-Chinese Banking Corp. Ltd.	404,624	3,184,030
TOTAL SINGAPORE		$4,283,293

SOUTH AFRICA – 0.0%**
African Phoenix Investments Ltd.*	36,266	964

SOUTH KOREA – 2.2%
Samsung Electronics Co. Ltd.	206,952	9,588,712
Samsung Fire & Marine Insurance Co. Ltd.	8,706	1,532,827
SK Materials Co. Ltd.*	11,479	1,495,159
TOTAL SOUTH KOREA		$12,616,698

SPAIN – 2.3%
ACS Actividades de Construccion y Servicios SA#	9,898	329,080
Amadeus IT Group SA	27,340	2,143,630
Banco Bilbao Vizcaya Argentaria SA	139,233	720,756
Banco Santander SA#	254,296	1,002,157
Bankinter SA	194,320	1,260,092
CaixaBank SA	84,170	246,010
Enagas SA	11,020	296,922
Ferrovial SA	85,200	2,706,425
Iberdrola SA*	122,223	1,337,299
Industria de Diseno Textil SA	42,451	1,427,508
Mapfre SA	31,122	79,646
Mediaset Espana Comunicacion SA	25,760	141,039
Repsol SA	55,204	759,763
Telefonica SA	124,179	839,913
TOTAL SPAIN		$13,290,240

SWEDEN – 3.3%
Assa Abloy AB, Class B	85,107	2,020,125
Atlas Copco AB, Class A	49,867	1,764,995
Avanza Bank Holding AB	154,707	1,515,753
Boliden AB	12,030	285,595
Epiroc AB, Class A*	57,757	668,163

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value
Fabege AB	108,045	$1,852,069
Hennes & Mauritz AB, Class B#	16,730	367,053
Hexagon AB, Class B	34,019	1,849,402
Hexpol AB	63,313	570,762
Investor AB, Class A	1,380	75,261
Peab AB, Class B	22,599	226,873
Skandinaviska Enskilda Banken AB, Class A	45,871	453,294
Skanska AB, Class B	13,450	311,324
SSAB AB, Class B#	26,350	75,851
Sweco AB, Class B	67,727	2,615,322
Tele2 AB, Class B	200,100	3,018,928
Trelleborg AB, Class B	61,825	1,015,084
Volvo AB, Class B	14,130	241,534
TOTAL SWEDEN		$18,927,388

SWITZERLAND – 6.0%
ABB Ltd.	119,830	2,789,875
Cembra Money Bank AG	12,806	1,497,434
Chocoladefabriken Lindt & Spruengli AG#	139	1,164,874
Cie Financiere Richemont SA	15,218	1,105,173
Comet Holding AG#	10,745	1,373,168
Emmi AG	1,865	1,808,474
Landis+Gyr Group AG*	690	63,235
Lonza Group AG*	1,357	557,306
Novartis AG	45,703	4,317,478
Partners Group Holding AG	2,426	2,220,892
Roche Holding AG	8,830	2,962,188
Sika AG	15,402	2,769,672
Straumann Holding AG	2,184	2,081,641
Swiss Life Holding AG	1,500	754,012
Swiss Re AG	24,100	2,721,345
Temenos AG*	5,056	813,351
UBS Group AG*	71,140	883,532
VAT Group AG*	3,625	547,183
Zurich Insurance Group AG	9,227	3,830,291
TOTAL SWITZERLAND		$34,261,124

TAIWAN – 2.4%
Largan Precision Co. Ltd.	5,000	776,638
Merida Industry Co. Ltd.	243,000	1,322,924
Taiwan Semiconductor Manufacturing Co. Ltd.	1,111,000	11,459,089
TOTAL TAIWAN		$13,558,651

THAILAND – 0.4%
Kasikornbank PCL	470,000	2,102,465

UNITED KINGDOM – 7.8%
3i Group PLC	27,590	401,345
Admiral Group PLC	10,740	319,746
Anglo American PLC	17,240	449,862

Description	Number of Shares	Value
ASOS PLC*	17,352	$701,918
AstraZeneca PLC	27,600	2,700,039
Aviva PLC	147,663	773,826
Barclays PLC	324,100	715,714
Barratt Developments PLC	36,507	386,519
Berkeley Group Holdings PLC	4,097	282,964
BHP Group PLC	38,172	830,874
BP PLC	327,927	1,974,153
British American Tobacco PLC	101,340	4,468,574
BT Group PLC	242,645	514,926
Compass Group PLC	74,766	1,848,379
Croda International PLC	37,200	2,442,877
Direct Line Insurance Group PLC	67,438	300,359
Evraz PLC	9,310	43,225
GlaxoSmithKline PLC	174,220	4,090,580
HSBC Holdings PLC	342,270	2,488,362
Imperial Brands PLC	21,960	563,103
International Consolidated Airlines Group SA	17,610	131,717
Legal & General Group PLC	135,793	546,146
Lloyds Banking Group PLC	511,119	381,568
M&G PLC*	11,580	36,541
Marks & Spencer Group PLC	49,820	115,529
Micro Focus International PLC	3,090	41,497
National Grid PLC	62,152	825,793
Pagegroup PLC	1,020	6,145
Persimmon PLC	9,541	384,102
Prudential PLC	7,640	135,842
Reckitt Benckiser Group PLC	16,953	1,403,255
Rightmove PLC	8,760	75,919
Rio Tinto PLC	23,276	1,244,665
Royal Dutch Shell PLC, Class A	66,390	1,740,044
Royal Dutch Shell PLC, Class B	64,812	1,703,038
Serco Group PLC*	1,105,151	2,305,348
Smith & Nephew PLC	6,050	145,568
Spirax-Sarco Engineering PLC	5,047	592,895
Spirent Communications PLC	20,360	59,476
SSE PLC	37,753	751,502
St. James’s Place PLC	104,695	1,574,578
Taylor Wimpey PLC	23,838	67,615
Trainline PLC*	267,736	1,665,835
Travis Perkins PLC	95,791	1,956,716
Vodafone Group PLC	98,060	192,660
TOTAL UNITED KINGDOM		$44,381,339

UNITED STATES – 0.4%
ResMed, Inc.	129,514	2,171,745

TOTAL COMMON STOCKS (COST $462,737,805)		$530,075,027

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

INVESTMENT COMPANY – 0.9%
iShares S&P/TSX 60 Index ETF#	250,000	$4,926,704

TOTAL INVESTMENT COMPANY (COST $4,968,107)		$4,926,704

PREFERRED STOCK – 0.1%

GERMANY – 0.1%
Volkswagen AG 4.86%	3,952	709,042

TOTAL PREFERRED STOCK (COST $763,619)		$709,042

MONEY MARKET FUND – 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	21,026,916	21,026,916

TOTAL MONEY MARKET FUND (COST $21,026,916)		$21,026,916

WARRANTS – 0.9%

SWITZERLAND – 0.9%
Midea Group Co. Ltd., Expire 5/20/20*	344,405	2,737,917
Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 11/27/20*	752,208	2,257,376

TOTAL WARRANTS (COST $4,104,409)		$4,995,293

TOTAL INVESTMENTS IN SECURITIES – 99.0% (COST $493,600,856)		$561,732,982

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $2,214,506, collateralized by U.S. Government Agency &
Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $2,258,498.	$2,214,213	$2,214,213
Citigroup Global Markets Ltd., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $2,214,506, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $2,258,497.	2,214,213	2,214,213
Daiwa Capital Markets America, 1.57%, dated 1/31/20, due 2/03/20, repurchase price $582,222, collateralized by U.S. Treasury Securities, 0.00% to 5.25%, maturing 3/26/20 to 9/09/49; total market value of $593,789.	582,146	582,146

Description	Par Value	Value
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $2,214,506, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $2,258,497.	$2,214,213	$2,214,213
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $2,214,506, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $2,258,497.	2,214,213	2,214,213
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $2,214,505, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $2,258,497.	2,214,213	2,214,213

TOTAL REPURCHASE AGREEMENTS (COST $11,653,211)		$11,653,211

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,653,211)		$11,653,211

TOTAL INVESTMENTS – 101.1% (COST $505,254,067)		$573,386,193

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(11,653,211)

OTHER ASSETS LESS LIABILITIES – 1.0%		5,648,889

TOTAL NET ASSETS – 100.0%		$567,381,871

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (continued)

#	Security, or a portion thereof, is on loan.
*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
SpA	Societa per Azioni
REIT	Real Estate Investment Trust

Currency Code	Currency
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At January 31, 2020, the Wilmington International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/3/2020	Bank of New York Mellon	18,802,235 DKK	$2,775,975	$2,790,518	$14,543	$—
2/3/2020	Bank of New York Mellon	2,642,977 CHF	2,725,421	2,743,955	18,534	—
2/3/2020	Bank of New York Mellon	2,522,664 EUR	2,783,260	2,797,768	14,508	—
2/3/2020	Bank of New York Mellon	305,421 EUR	336,972	338,728	1,756	—
2/3/2020	Bank of New York Mellon	251,258 EUR	277,214	278,659	1,445	—
2/3/2020	Bank of New York Mellon	227,903 EUR	251,446	252,757	1,311	—
2/3/2020	Bank of New York Mellon	196,318 EUR	216,598	217,727	1,129	—
2/3/2020	Bank of New York Mellon	155,491 EUR	171,554	172,448	894	—
2/4/2020	Bank of New York Mellon	5,846,272 AUD	3,919,604	3,913,482	—	(6,122)
2/4/2020	Bank of New York Mellon	5,800,188 AUD	3,888,707	3,882,633	—	(6,074)
2/4/2020	Bank of New York Mellon	4,707,911 AUD	3,156,396	3,151,466	—	(4,930)
2/4/2020	Bank of New York Mellon	2,847,425 AUD	1,909,042	1,906,060	—	(2,982)
2/4/2020	Bank of New York Mellon	2,819,200 AUD	1,890,118	1,887,166	—	(2,952)
2/4/2020	Bank of New York Mellon	2,354,151 AUD	1,578,329	1,575,864	—	(2,465)
2/4/2020	Bank of New York Mellon	1,780,287 AUD	1,193,584	1,191,720	—	(1,864)
2/4/2020	Bank of New York Mellon	1,458,776 AUD	978,029	976,501	—	(1,528)
2/4/2020	Bank of New York Mellon	1,326,518 AUD	889,358	887,969	—	(1,389)
2/4/2020	Bank of New York Mellon	1,257,766 AUD	843,263	841,946	—	(1,317)
2/4/2020	Bank of New York Mellon	364,118 SEK	37,845	37,823	—	(22)
2/4/2020	Bank of New York Mellon	232,756 AUD	156,050	155,806	—	(244)
CONTRACTS SOLD
2/3/2020	Bank of New York Mellon	2,516,346 EUR	2,775,975	2,790,761	—	(14,786)
2/3/2020	Bank of New York Mellon	2,473,933 EUR	2,725,421	2,743,724	—	(18,303)
2/3/2020	Bank of New York Mellon	2,135,447 GBP	2,783,260	2,819,854	—	(36,594)
2/3/2020	Bank of New York Mellon	2,103,699 GBP	2,771,742	2,777,930	—	(6,188)
2/3/2020	Bank of New York Mellon	326,290 CHF	336,972	338,757	—	(1,785)
2/3/2020	Bank of New York Mellon	268,427 CHF	277,214	278,682	—	(1,468)
2/3/2020	Bank of New York Mellon	243,476 CHF	251,446	252,778	—	(1,332)
2/3/2020	Bank of New York Mellon	199,621 GBP	263,013	263,600	—	(587)
2/3/2020	Bank of New York Mellon	166,184 GBP	216,598	219,446	—	(2,848)
2/3/2020	Bank of New York Mellon	134,218 CHF	139,104	139,346	— `	(242)

January 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
2/3/2020	Bank of New York Mellon	131,624 GBP	$171,554	$173,810	$—	$(2,256)
2/3/2020	Bank of New York Mellon	94,118 GBP	124,006	124,283	—	(277)
2/3/2020	Bank of New York Mellon	11,593 EUR	12,771	12,857	—	(86)
2/4/2020	Bank of New York Mellon	12,702,659 HKD	1,635,158	1,635,550	—	(392)
2/4/2020	Bank of New York Mellon	9,858,905 HKD	1,269,094	1,269,398	—	(304)
2/4/2020	Bank of New York Mellon	8,955,151 HKD	1,152,758	1,153,034	—	(276)
2/4/2020	Bank of New York Mellon	6,998,549 HKD	900,893	901,109	—	(216)
2/4/2020	Bank of New York Mellon	5,806,253 HKD	747,414	747,593	—	(179)
2/4/2020	Bank of New York Mellon	4,715,073 HKD	606,951	607,096	—	(145)
2/4/2020	Bank of New York Mellon	4,687,057 HKD	603,344	603,488	—	(144)
2/4/2020	Bank of New York Mellon	4,553,471 HKD	586,148	586,288	—	(140)
2/4/2020	Bank of New York Mellon	4,264,194 HKD	548,911	549,042	—	(131)
2/4/2020	Bank of New York Mellon	4,158,615 HKD	535,320	535,448	—	(128)
2/4/2020	Bank of New York Mellon	2,961,386 HKD	381,206	381,297	—	(91)
2/4/2020	Bank of New York Mellon	2,060,168 HKD	265,196	265,260	—	(64)
2/4/2020	Bank of New York Mellon	2,054,552 HKD	264,474	264,537	—	(63)
2/4/2020	Bank of New York Mellon	1,556,014 HKD	200,299	200,347	—	(48)
2/4/2020	Bank of New York Mellon	1,113,669 HKD	143,358	143,392	—	(34)
2/4/2020	Bank of New York Mellon	894,007 HKD	115,082	115,110	—	(28)
2/4/2020	Bank of New York Mellon	626,118 AUD	419,778	419,122	656	—
2/4/2020	Bank of New York Mellon	392,217 SGD	287,065	287,423	—	(358)
2/4/2020	Bank of New York Mellon	244,847 EUR	270,146	271,549	—	(1,403)
2/4/2020	Bank of New York Mellon	167,496 SGD	122,591	122,744	—	(153)
2/4/2020	Bank of New York Mellon	30,983 GBP	40,622	40,913	—	(291)
2/4/2020	Bank of New York Mellon	12,438 GBP	16,307	16,424	—	(117)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$54,776	$(123,346)

At January 31, 2020, the Wilmington International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
MSCI India NTR Index	March 2020	135	9,290,700	$9,429,563	$9,290,700	$—	$(138,863)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$—	$(138,863)

(a)	Notional Amount denominated in USD unless otherwise noted.

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)